Revenue (Tables)	7 Months Ended	9 Months Ended
	Dec. 31, 2021	Sep. 30, 2022
Revenue from Contract with Customer [Abstract]
Schedule of Revenue by Major Customers by Reporting Segments	The Company disaggregates its revenue into the following product groups:

For the period from inception (May 19, 2021) to December 31, 2021
(In thousands)
Consumables	$50,916
Equipment	9,005

$59,921

Substantially all revenue is recognized at a point in time. The Company disaggregates its revenue into the following product groups:

	Three Months Ended		Nine Months Ended
	September 30, 2022	October 1, 2021	September 30, 2022	October 1, 2021
	(In thousands)
Equipment	$168,633	$192,365	$547,555	$564,971
Consumables	451,632	413,603	1,381,798	1,238,929

Total	$620,265	$605,968	$1,929,353	$1,803,900

Schedule of Allowance for Credit Losses
A summary of the activity in the Company’s allowance for credit losses included within Trade receivables in the Consolidated and Combined Condensed Balance Sheets is as follows:

	Nine Months Ended September 30, 2022
	Balance at Beginning of Period	Charged to Expense, net	Write-Offs and Deductions	Foreign Currency Translation	Balance at End of Period
	(In thousands)
Allowance for credit losses	$23,912	$4,756	$(4,633)	$(471)	$23,564